ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2025
	RMB	RMB
Accrued payroll and social insurance	42,547	61,505
Taxes payable	32,383	35,521
Deposits of BNY MELLON	19,016	-
Deposits	218	379
Staff reimbursements	4,915	3,756
Other payables	1,930	1,514
Accrued expenses and other current liabilities	101,009	102,675